SUBSEQUENT EVENTS (Details) - Subsequent event	Sep. 27, 2023 USD ($)	Mar. 31, 2023 USD ($) shares	Feb. 02, 2023 item	Jan. 18, 2023 USD ($) shares
SUBSEQUENT EVENTS
Extension period (in months)			3 months
Number of extensions permitted | item			3
Number of consecutive trading days prior to the date of the Letter		30 days
Minimum Market Value of Listed Securities	$ 50,000,000	$ 50,000,000
Number of consecutive business days during the compliance period	10 days
Backstop Agreement
SUBSEQUENT EVENTS
Aggregate purchase price		$ 15,000,000
Backstop Agreement | Series A Preferred Stock
SUBSEQUENT EVENTS
Number of shares to be issued | shares		7,000
Number of preferred stock converted to into common stock | shares				234,260
Maximum | Backstop Agreement
SUBSEQUENT EVENTS
Number of warrants to purchase shares issued | shares				106,000
Aggregate purchase price				$ 2,000,000
Additional PIPE financing		$ 7,000,000
Maximum | Backstop Agreement | Series A Preferred Stock
SUBSEQUENT EVENTS
Number of shares to be issued | shares		2,000		2,000
Unsecured promissory note
SUBSEQUENT EVENTS
Aggregate principal amount				$ 250,000